Note S - Revision of Previously Issued Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	December 31,
	2021 As Reported	Adjustments	2021 As Revised

U.S. statutory income tax rate	21.0%	-%	21.0%
State taxes, net of federal benefit	-	1.1	1.1
Permanent differences	-	(1.0)	(1.0)
Expiration of net operating loss and research credit carryforwards	-	(13.8)	(13.8)
Expiration and forfeiture of stock options	-	(1.5)	(1.5)
Other	-	(2.4)	(2.4)
Valuation allowance	-	(3.4)	(3.4)
Effect of net operating loss	(21.0)%	21.0	-
Total	-%	-%	-%
	December 31,
	2021 As Reported	Adjustments	2021 As Revised

Accrued compensation	$135,000	$(25,000)	$110,000
Allowance for doubtful accounts	75,000	(5,000)	70,000
Stock based compensation	1,149,000	(663,000)	486,000
Equipment and leasehold improvements	(10,000)	11,000	1,000
Intangible assets	75,000	(14,000)	61,000
Operating lease liability	-	59,000	59,000
Reserve on debt security	-	13,000	13,000
Operating lease right-of -use assets	-	(57,000)	(57,000)
Net operating loss and research credit carryforwards	14,467,000	681,000	15,148,000
Valuation allowance	(15,891,000)	-	(15,891,000)
Net deferred tax assets	$-	$-	$-
	December 31,
	2020 As Reported	Adjustments	2020 As Revised

Accrued compensation	$81,000	$(15,000)	$66,000
Allowance for doubtful accounts	474,000	(471,000)	3,000
Stock based compensation	1,073,000	(511,000)	562,000
Equipment and leasehold improvements	(14,000)	19,000	5,000
Intangible assets	65,000	(12,000)	53,000
Operating lease liability	-	111,000	111,000
Operating lease right-of-use assets	-	(109,000)	(109,000)
Net operating loss and research credit carryforwards	13,337,000	1,688,000	15,025,000
Valuation allowance	(15,016,000)	(700,000)	(15,716,000)
Net deferred tax assets	$-	$-	$-